Cover	9 Months Ended
Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Nemaura Medical, Inc.
Entity Central Index Key	0001602078
Entity Primary SIC Number	3841
Entity Tax Identification Number	46-5027260
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	57 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(646)
Local Phone Number	416-8000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Mar. 13, 2023
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	8275 South Eastern Avenue #200
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89123
City Area Code	(702)
Local Phone Number	951-9324
Contact Personnel Name	Corporate Creations Network Inc.